STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) - 2 months ended Apr. 30, 2026 - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Inception, February 24, 2026 at Feb. 23, 2026
Beginning balance, shares at Feb. 23, 2026
Shares issued for cash	$ 10,234	123,180		133,414
Shares issued for cash, shares	10,233,990
Net loss			(906)	(906)
Ending balance, value at Apr. 30, 2026	$ 10,234	$ 123,180	$ (906)	$ 132,508
Ending balance, shares at Apr. 30, 2026	10,233,990